Fair value measurement - Private warrant liabilities (Details) - Level 3 - JPY (¥) ¥ in Millions	4 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2026
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at beginning of period	¥ 56	¥ 12
Change in fair value	(45)	(9)
Foreign exchange impact	0	1
Financial liabilities at end of period	¥ 12	¥ 4